GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 58,100,000	$ 58,074,000	$ 0
Amortization expense		$ 50,800,000	$ 46,700,000